UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-11

Central Index Key Number of issuing entity: 0001700668

Citigroup Commercial Mortgage Trust 2017-P7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number: 0001541001

Citigroup Global Markets Realty Corp.

Central Index Key Number: 0001701238

Citi Real Estate Funding Inc.

Central Index Key Number: 0001542256

Natixis Real Estate Capital LLC

Central Index Key Number: 0001634437

Principal Commercial Capital

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the "December 1 Form ABS-EE"), filed with the Securities and Exchange Commission on December 1, 2017, with respect to Citigroup Commercial Mortgage Trust 2017-P7, Commercial Mortgage Pass-Through Certificates, Series 2017-P7. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the December 1 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: February 14, 2018	By:	/s/ Paul Vanderslice
	Name:	Paul Vanderslice
	Title:	President